EQUITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants Issued	115,139
Expected dividend yield	0.00%	0.00%
Volatility	40.00%	40.00%
Weighted average risk free interest rate	0.20%	0.20%
Weighted average expected life (in years)	9 months 18 days	1 year 1 month 6 days
Warrants1 [Member]
Warrants Issued	14,259	14,259
Exercise price	$ 3.6	$ 3.60
Warrants2Member
Warrants Issued	25,000	25,000
Exercise price	$ 3.00	$ 3.00
Warrants3Member
Warrants Issued	20,640	20,640
Exercise price	$ 2	$ 2.00
Warrants4Member
Warrants Issued	21,240	21,240
Exercise price	$ 2	$ 2.00
Warrants5Member
Warrants Issued	9,000	9,000
Exercise price	$ 2	$ 2.00
Warrants6Member
Warrants Issued	25,000	25,000
Exercise price	$ 2	$ 2.00
Warrant [Member]
Warrants Issued	152,725	115,139
Exercise price		$ 2.00